Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Oct. 31, 2011
ASSETS
Cash and cash equivalents	$ 233,970	$ 250,740
Consolidated inventory not owned:
Investments in and advances to unconsolidated joint ventures	59,700	57,800
Total assets	1,624,843	1,602,180
LIABILITIES AND EQUITY
Secured debt	967,900
Total liabilities	2,029,044	2,098,782
Preferred stock, $.01 par value - authorized 100,000 shares; issued 5,600 shares with a liquidation preference of $140,000 at July 31, 2012 and at October 31, 2011	135,299	135,299
Paid in capital - common stock	665,443	591,696
Accumulated deficit	(1,091,293)	(1,109,506)
Treasury stock - at cost	(115,360)	(115,257)
Total Hovnanian Enterprises, Inc. stockholders’ equity deficit	(404,463)	(496,694)
Noncontrolling interest in consolidated joint ventures	262	92
Total equity deficit	(404,201)	(496,602)
Total liabilities and equity	1,624,843	1,602,180
Notes payable:
Senior notes	458,607	802,862
TEU senior subordinated amortizing notes	7,004	13,323
Accrued interest	31,405	21,331
Total notes payable	1,464,887	1,624,101
Income taxes payable	6,692	41,829
Homebuilding [Member] | Nonrecourse Land Mortgages [Member]
LIABILITIES AND EQUITY
Secured debt	44,586	26,121
Homebuilding [Member] | Nonrecourse Mortgages Secured By Operating Properties [Member]
LIABILITIES AND EQUITY
Secured debt	19,024	19,748
Homebuilding [Member]
ASSETS
Cash and cash equivalents	219,326	244,356
Restricted cash	48,143	73,539
Inventories:
Sold and unsold homes and lots under development	708,343	720,149
Land and land options held for future development or sale	213,482	245,529
Consolidated inventory not owned:
Specific performance options		2,434
Other options	82,203
Total consolidated inventory not owned	82,203	2,434
Total inventories	1,004,028	968,112
Investments in and advances to unconsolidated joint ventures	59,680	57,826
Receivables, deposits, and notes	61,142	52,277
Property, plant, and equipment – net	49,674	53,266
Prepaid expenses and other assets	65,222	67,698
Total assets	1,507,215	1,517,074
LIABILITIES AND EQUITY
Liabilities from inventory not owned	69,797	2,434
Total liabilities	457,561	368,606
Notes payable:
Accounts payable and other liabilities	299,011	303,633
Customers’ deposits	25,143	16,670
Financial Services [Member]
ASSETS
Cash and cash equivalents	14,644	6,384
Restricted cash	9,020	4,079
Mortgage loans held for sale	91,353	72,172
Other assets	2,611	2,471
Consolidated inventory not owned:
Total assets	117,628	85,106
LIABILITIES AND EQUITY
Total liabilities	99,904	64,246
Notes payable:
Accounts payable and other liabilities	21,696	14,517
Mortgage warehouse line of credit	78,208	49,729
Common Class A [Member]
LIABILITIES AND EQUITY
Common stock	1,294	921
Common Class B [Member]
LIABILITIES AND EQUITY
Common stock	154	153
Senior Secured Notes [Member]
LIABILITIES AND EQUITY
Secured debt	$ 967,871	$ 786,585